Exhibit 99.1
NISSAN MASTER OWNER TRUST RECEIVABLES - 2007-A SERIES
Monthly Servicer's Statement
for the month ended May 31, 2007

Period	Collection	Accrual	Distribution	Series Allocation	Percentage at Month-End	55.56%
From	01-May-07	15-May-07	15-Jun-07	Floating Allocation	Percentage at Month-End	79.30%
To	31-May-07	15-Jun-07
Days

Description of Collateral				Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2007-A balances were:				Payment Date	Period	Period
				5/17/2010	11/1/2009	No
	Notes		$1,000,000,000.00

Principal Amount of Debt			$1,000,000,000.00
Required Overcollateralization			133,144,476.00
Incremental Overcollateralization Amount			0.00
Series Nominal Liquidation Amount			$1,133,144,476.00

Required Participation Amount			1,198,144,476.00		Accumulation Account
Excess Receivables			149,066,278.97		Beginning	$0.00

Total Collateral			$1,347,210,754.97		Additions	$0.00
					Ending Balance	$0.00
Collateral as Percent of Notes			134.72%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
					Distributions to Investors
			NMOTR		Days	16
			Total Pool		LIBOR	5.320000%
Beginning Gross Principal Pool Balance			$2,841,852,011.14		Applicable Margin	0.000000%
Total Principal Collections			(1,226,976,388.04)			5.320000%
Investment in New Receivables			1,105,480,878.58
Receivables Added for Additional Accounts			-			Actual	Per $1000
Repurchases			(9,890,908.06)		Interest	$2,364,444.44	$2.49
Principal Default Amounts			-		Principal	$0.00	$0.00
Principal Reallocation			-		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period							$2.49
Less Net CMA Offset			(282,851,865.98)
Less Servicing Adjustment			(2,828,351.53)		Total Due Investors	$2,364,444.44	5.320000%
Ending Balance			$2,424,785,376.11		Servicing Fee	944,287.06
					Excess Cash Flow	$3,956,832.91
SAP for Next Period			55.56%

Average Receivable Balance			$2,498,470,937.46
Monthly Payment Rate			49.11%			Reserve Account

Interest Collections					Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:					Current Balance	7,500,000.00
					Deficit/(Excess)	$0.00
			NMOTR
			Total Pool
Total Interest Collections			$16,492,405.71
Principal Reallocations			0.00
Recoveries on Receivables Written Off			0.00
Total Available			$16,492,405.71